CONSOLIDATED STATEMENTS OF INCOME (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Freight	5,982	5,550	5,052
Other	151	145	125
Total revenues	6,133	5,695	5,177
Operating expenses
Compensation and benefits (Note 28)	1,418	1,506	1,426
Fuel	1,004	999	968
Materials	249	238	243
Equipment rents	173	206	209
Depreciation and amortization	565	539	490
Purchased services and other (Note 28)	876	940	874
Asset impairments (Note 3)	435	265
Labour restructuring (Note 4)	(7)	53
Total operating expenses	4,713	4,746	4,210
Operating income	1,420	949	967
Less:
Other income and charges (Note 5)	17	37	18
Net interest expense (Note 6)	278	276	252
Income before income tax expense	1,125	636	697
Income tax expense (Note 7)	250	152	127
Net income	875	484	570
Earnings per share (Note 8)
Basic earnings per share	5.00	2.82	3.37
Diluted earnings per share	4.96	2.79	3.34
Weighted-average number of shares (millions) (Note 8)
Basic	174.9	171.8	169.5
Diluted	176.5	173.2	170.6
Dividends declared per share	1.4000	1.3500	1.1700